Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition - Acquisition-related Costs [Member] - Acquisition of Xiamen Aiaite [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Business Acquisitions (Details) - Schedule of purchase price allocated on the date of acquisition [Line Items]
Cash	¥ 4,362
Other current assets	10,852
Property and equipment, net.	4,200
ROU assets	14,559
Goodwill	112,000
Other non-current assets	452
Lease liabilities-current	(3,920)
Other current liabilities	(11,945)
Lease liabilities-non current	(10,519)
Total purchase consideration	¥ 120,041